Stockholders' Equity (Stock-based Compensation Expense) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Total stock-based compensation expense	$ 42	$ 100	$ (500)	$ 380	$ 568	$ 2,283
General and administrative
Total stock-based compensation expense	52	119	150	381	436	700
Research and development
Total stock-based compensation expense	$ (10)	$ (19)	$ (650)	$ (1)	$ 132	$ 1,583